Note 10. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Provision for income taxes

	2012	2011

Income tax on accounting loss (income)	99,566	(47,098)
Tax effect of expenses that are not deductible for income tax purposes	-	-
Differences in the depreciation of property and equipment	-	-
Change in valuation allowance	(99,566)	47,098
Income taxes - recovery	$ -	$ -

Deferred income taxes

	2012	2011
Deferred income tax (liability) asset:
Differences in the depreciation of property and equipment	-	-
Non-capital losses available for carry-forward	286,701	117,046
Valuation allowance	(286,701)	(117,046)
Deferred income tax asset:	$ -	$ -